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November 6, 2002

First Funds

1625 Broadway, Suite 2200

Denver, Colorado  80202

November 6, 2002

Securities and Exchange Commission

Attention:  Mr. Randolph Koch

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: First Funds (the "Trust")

File Nos.

811-6589

33-46374

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective October 28, 2002 do not differ from those filed in the post-effective amendment 28 on October 28, 2002, which was filed electronically.

Sincerely,

/s/ Traci A. Thelen

Traci A. Thelen

Secretary